SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenues
Revenue	$ 419,446,439	$ 328,455,588	$ 206,697,620
Royalties	1,247,567	1,995,584	2,023,548
Initial recognition and changes in the fair value of biological assets at the point of harvest	610,554	6,388,030	2,826,255
Changes in the net realizable value of agricultural products after harvest	(4,351,433)	(42,523)
Government grants			2,302
Total	415,705,560	334,801,095	209,526,177
Cost of sales	(235,457,053)	(208,364,095)	(118,641,803)
Gross profit per segment	$ 180,248,507	$ 126,437,000	$ 90,884,374
% Gross margin	43.00%	38.00%	43.00%
Seed and integrated products
Revenues
Revenue	$ 56,607,964	$ 47,858,146	$ 33,422,140
Royalties	1,247,567	1,995,584	2,023,548
Initial recognition and changes in the fair value of biological assets at the point of harvest	319,428	3,672,192	1,394,127
Changes in the net realizable value of agricultural products after harvest	(1,409,874)	(214,350)
Government grants			2,302
Total	55,517,518	51,315,988	34,818,569
Cost of sales	(31,012,687)	(21,839,689)	(12,931,763)
Gross profit per segment	$ 24,504,831	$ 29,476,299	$ 21,886,806
% Gross margin	44.00%	57.00%	63.00%
Crop protection
Revenues
Revenue	$ 205,685,451	$ 173,095,092	$ 113,508,465
Initial recognition and changes in the fair value of biological assets at the point of harvest	153,460	1,171,749	606,269
Changes in the net realizable value of agricultural products after harvest	(1,550,570)	111,282
Total	204,288,341	174,378,123	114,114,734
Cost of sales	(137,529,299)	(124,489,307)	(75,138,491)
Gross profit per segment	$ 66,759,042	$ 49,888,816	$ 38,976,243
% Gross margin	33.00%	29.00%	34.00%
Crop nutrition
Revenues
Revenue	$ 157,153,024	$ 107,502,350	$ 59,767,015
Initial recognition and changes in the fair value of biological assets at the point of harvest	137,666	1,544,089	825,859
Changes in the net realizable value of agricultural products after harvest	(1,390,989)	60,545
Total	155,899,701	109,106,984	60,592,874
Cost of sales	(66,915,067)	(62,035,099)	(30,571,549)
Gross profit per segment	$ 88,984,634	$ 47,071,885	$ 30,021,325
% Gross margin	57.00%	43.00%	50.00%
Sale of goods and services
Revenues
Revenue	$ 418,198,872	$ 326,460,004	$ 204,674,072
Sale of goods and services | Seed and integrated products
Revenues
Revenue	55,360,397	45,862,562	31,398,592
Sale of goods and services | Crop protection
Revenues
Revenue	205,685,451	173,095,092	113,508,465
Sale of goods and services | Crop nutrition
Revenues
Revenue	$ 157,153,024	$ 107,502,350	$ 59,767,015